Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The carrying amounts of the Company’s financial instruments by category were as follows:

	2021
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$744	$—	$—	$—	$744
Accounts receivable	3,111	—	—	—	3,111
Investments	—	309	—	—	309
Other long-term assets	—	—	140	—	140
Accounts payable	—	—	—	(803)	(803)
Accrued liabilities	—	—	—	(3,064)	(3,064)
Other long-term liabilities (1)	—	(64)	(21)	(1,632)	(1,717)
Long-term debt (2)	—	—	—	(14,694)	(14,694)
	$3,855	$245	$119	$(20,193)	$(15,974)

	2020
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$184	$—	$—	$—	$184
Accounts receivable	2,190	—	—	—	2,190
Investments	—	305	—	—	305
Other long-term assets	555	—	136	—	691
Accounts payable	—	—	—	(667)	(667)
Accrued liabilities	—	—	—	(2,346)	(2,346)
Other long-term liabilities (1)	—	(52)	(108)	(1,762)	(1,922)
Long-term debt (2)	—	—	—	(21,453)	(21,453)
	$2,929	$253	$28	$(26,228)	$(23,018)
(1)Includes $1,584 million of lease liabilities (December 31, 2020 – $1,690 million) and $48 million of deferred purchase consideration payable over the next two years (December 31, 2020 – $72 million).
(2)Includes the current portion of long-term debt.
The carrying amounts of the Company’s financial instruments approximated their fair value, except for fixed rate long-term debt. The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2021
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4)
Investments (3)	$309	$309	$—	$—
Other long-term assets	$140	$—	$140	$—
Other long-term liabilities	$(133)	$—	$(85)	$(48)
Fixed rate long-term debt (6) (7)	$(13,554)	$(15,420)	$—	$—

	2020
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$305	$305	$—	$—
Other long-term assets	$691	$—	$136	$555
Other long-term liabilities	$(232)	$—	$(160)	$(72)
Fixed rate long-term debt (6) (7)	$(14,254)	$(16,598)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.
(5)The fair value of NWRP subordinated debt was based on the present value of future cash receipts.
(6)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(7)Includes the current portion of fixed rate long-term debt.
RISK MANAGEMENT
The Company periodically uses derivative financial instruments to manage its commodity price, interest rate and foreign currency exposures. These financial instruments are entered into solely for hedging purposes and are not used for speculative purposes.
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2021	2020
Derivatives held for trading
Natural gas (1)	$(41)	$(45)
Crude oil (1)	(10)	—
Foreign currency forward contracts	(13)	(7)
Cash flow hedges
Foreign currency forward contracts	(21)	(108)
Cross currency swaps	140	136
	$55	$(24)

Included within:
Current portion of other long-term assets	$5	$5
Current portion of other long-term liabilities	(72)	(131)
Other long-term assets	135	131
Other long-term liabilities	(13)	(29)
	$55	$(24)
(1) Commodity financial instruments acquired from Storm and Painted Pony in 2021 and 2020, respectively.
During 2021, the Company's ineffectiveness from cash flow hedges was $nil (2020 – loss of $1 million, 2019 – gain of $3 million).
The estimated fair values of derivative financial instruments in Level 2 at each measurement date have been determined based on appropriate internal valuation methodologies and/or third party indications. Level 2 fair values determined using valuation models require the use of assumptions concerning the amount and timing of future cash flows and discount rates. In determining these assumptions, the Company primarily relied on external, readily-observable quoted market inputs as applicable, including crude oil and natural gas forward benchmark commodity prices and volatility, Canadian and United States interest rate yield curves, and Canadian and United States forward foreign exchange rates, discounted to present value as appropriate. The resulting fair value estimates may not necessarily be indicative of the amounts that could be realized or settled in a current market transaction and these differences may be material.
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2021	2020
Balance – beginning of year	$(24)	$178
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(12)	(32)
Foreign exchange	82	(168)
Other comprehensive income (loss)	9	(2)
Balance – end of year	55	(24)
Less: current portion	(67)	(126)
	$122	$102
(1) Includes the fair value movement of commodity financial instruments included in acquisitions (note 7).
Net loss (gain) from risk management activities for the years ended December 31, were as follows:

	2021	2020	2019
Net realized risk management loss	$17	$32	$64
Net unrealized risk management loss (gain)	19	(39)	13
	$36	$(7)	$77
FINANCIAL RISK FACTORS
a) Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s market risk is comprised of commodity price risk, interest rate risk, and foreign currency exchange risk.
COMMODITY PRICE RISK MANAGEMENT
The Company periodically uses commodity derivative financial instruments to manage its exposure to commodity price risk associated with the sale of its future crude oil and natural gas production and with natural gas purchases.
The Company's outstanding commodity derivative financial instruments are expected to be settled monthly based on the applicable index pricing for the respective contract month.
INTEREST RATE RISK MANAGEMENT
The Company is exposed to interest rate price risk on its fixed rate long-term debt and to interest rate cash flow risk on its floating rate long-term debt. The Company periodically enters into interest rate swap contracts to manage its fixed to floating interest rate mix on long-term debt. Interest rate swap contracts require the periodic exchange of payments without the exchange of the notional principal amounts on which the payments are based. At December 31, 2021, the Company had no significant interest rate swap contracts outstanding.
FOREIGN CURRENCY EXCHANGE RATE RISK MANAGEMENT
The Company is exposed to foreign currency exchange rate risk in Canada primarily related to its US dollar denominated long-term debt, commercial paper and working capital. The Company is also exposed to foreign currency exchange rate risk on transactions conducted in other currencies and in the carrying value of its foreign subsidiaries. The Company periodically enters into cross currency swap contracts and foreign currency forward contracts to manage known currency exposure on US dollar denominated long-term debt, commercial paper and working capital. The cross currency swap contracts require the periodic exchange of payments with the exchange at maturity of notional principal amounts on which the payments are based.
At December 31, 2021 the Company had the following cross currency swap contract outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross Currency Swap	Jan 2022	–	Mar 2038	US$550	1.170	6.25%	5.76%
The cross currency swap derivative financial instrument was designated as a hedge at December 31, 2021 and was classified as a cash flow hedge.
In addition to the cross currency swap contracts noted above, at December 31, 2021, the Company had US$1,429 million of foreign currency forward contracts outstanding, with original terms of up to 90 days, including US$901 million designated as cash flow hedges.
During 2020, the Company settled the US$500 million cross currency swaps designated as cash flow hedges of the US$500 million 3.45% US dollar debt securities due November 2021. The Company realized cash proceeds of $166 million on settlement.
FINANCIAL INSTRUMENT SENSITIVITIES
The following table summarizes the annualized sensitivities of the Company’s 2021 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2021, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those sensitivities disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2021 (1)		2020 (1)
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(13)	$(29)	$(53)	$(17)
Decrease interest rate 1%	$13	$39	$53	$20
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(116)	$—	$(126)	$—
Strengthening of the Canadian dollar by US$0.01	$114	$—	$123	$—
(1) Based on the Company’s contracted natural gas and crude oil financial instruments at December 31, 2021 and December 31, 2020, a movement of $0.10/MMBtu, $0.10/Mcf or $1.00/bbl would not have a significant impact on net earnings or other comprehensive income.
b) Credit risk
Credit risk is the risk that a party to a financial instrument will cause a financial loss to the Company by failing to discharge an obligation.
COUNTERPARTY CREDIT RISK MANAGEMENT
The Company’s accounts receivable are mainly with customers in the crude oil and natural gas industry and are subject to normal industry credit risks. The Company manages these risks by reviewing its exposure to individual companies on a regular basis and where appropriate, ensures that parental guarantees or letters of credit are in place to minimize the impact in the event of default. At December 31, 2021, substantially all of the Company’s accounts receivable were due within normal trade terms and the average expected credit loss was approximately 1% of the Company's accounts receivable balance (December 31, 2020 – 1%).
The Company is also exposed to possible losses in the event of nonperformance by counterparties to derivative financial instruments; however, the Company manages this credit risk by entering into agreements with counterparties that are substantially all investment grade financial institutions. At December 31, 2021, the Company had net risk management assets of $140 million with specific counterparties related to derivative financial instruments (December 31, 2020 – $129 million). The carrying amount of financial assets approximates the maximum credit exposure.
c) Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.
Management of liquidity risk requires the Company to maintain sufficient cash and cash equivalents, along with other sources of capital, consisting primarily of cash flow from operating activities, available credit facilities, commercial paper and access to debt capital markets, to meet obligations as they become due. The Company believes it has adequate bank credit facilities to provide liquidity to manage fluctuations in the timing of the receipt and/or disbursement of operating cash flows.
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$803	$—	$—	$—
Accrued liabilities	$3,064	$—	$—	$—
Long-term debt (1)	$1,000	$2,906	$3,251	$7,624
Other long-term liabilities (2)	$282	$181	$430	$824
Interest and other financing expense (3)	$650	$583	$1,503	$3,971
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $185 million; one to less than two years, $149 million; two to less than five years, $426 million; and thereafter, $824 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2021.